TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrecognized tax positions [Roll Forward]
Balance at beginning period	$ 1,402	$ 902	$ 895
Increase in unrecognized tax positions as a result of tax positions taken during the current year	5,355	798	186
Decrease in unrecognized tax positions as a result of statute of limitation expirations	(201)	(298)	(179)
Balance at ending period	$ 6,556	$ 1,402	$ 902